Trade and Other Receivables - Summary (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables billed	€ 7,876	€ 8,620
Trade receivables unbilled	3,015	3,003
Impairment of trade receivables	(2,563)	(2,795)
Receivables from associates and joint ventures (Note 9)	32	28
Other receivables	367	418
Short-term prepayments	1,366	1,401
Total	€ 10,093	€ 10,675